Going Concern (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Abstract]
Working capital deficit	$ 95,872		$ 95,872		$ 3,622,091	$ 963,050
Accumulated deficit	(9,833,631)		(9,833,631)		(7,023,890)	(2,722,373)
Net loss	$ (1,412,491)	$ (1,279,858)	(2,809,741)	$ (2,360,554)	(4,301,517)	(1,800,268)
Cash flows for operating activities			$ (3,104,757)	$ (1,654,262)	(4,556,811)	(1,585,876)
Net loss					4,301,517	1,800,268
Operating activities					$ 4,556,811	$ 1,585,876